INCOME TAX EXPENSE - RECONCILIATION BETWEEN ACTUAL INCOME TAX EXPENSE AND THE EXPECTED INCOME TAX EXPENSE (Details) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Reconciliation between actual income tax expense and the expected income tax expense at applicable statutory tax rates
Profit before taxation	¥ 89,927	¥ 99,110	¥ 86,697
Expected PRC income tax expense at a statutory tax rate of 25%	22,482	24,778	21,674
Tax effect of non-deductible expenses	2,300	2,351	1,905
Tax effect of non-taxable income	(4,458)	(5,033)	(5,939)
Tax effect of preferential tax rate (i)	(2,003)	(1,259)	(793)
Effect of income taxes at foreign operations	(312)	77	(1,394)
Tax effect of utilization of previously unrecognized tax losses and temporary differences	(335)	(779)	(613)
Tax effect of tax losses not recognized	498	609	1,485
Write-down of deferred tax assets	189	188	26
Adjustment of prior years	(467)	(719)	(72)
Actual income tax expense	¥ 17,894	¥ 20,213	¥ 16,279
PRC
Reconciliation between actual income tax expense and the expected income tax expense at applicable statutory tax rates
Statutory income tax rate	25.00%	25.00%	25.00%
Preferential income tax rate applicable to western regions	15.00%